Note 5 - Loans Receivable, Net	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE
5
Loans Receivable, Net
A summary of loans receivable at
December 31, 2018
and
2017,
is as follows:

(Dollars in thousands)	201 8	2017
Residential real estate loans:
Single family conventional	$110,580	106,881
Single family Federal Housing Administration (FHA)	84	88
Single family Veterans Administration (VA)	34	36
	110,698	107,005
Commercial real estate:
Lodging	45,259	55,675
Retail/office	69,539	64,780
Nursing home/health care	3,712	7,352
Land developments	18,865	21,058
Golf courses	397	1,112
Restaurant/bar/café	8,196	5,929
Warehouse	34,634	25,891
Construction:
Single family	20,442	23,090
Multi-family	4,931	11,649
Commercial real estate	3,571	11,705
Manufacturing	22,029	22,136
Churches/community service	11,103	12,734
Multi-family	50,150	28,649
Other	43,302	42,357
	336,130	334,117
Consumer:
Autos	2,483	2,894
Home equity line	32,273	36,869
Home equity	16,733	15,823
Recreational vehicles	16,226	13,181
Land/lots	2,145	1,587
Other - secured	1,423	1,911
Other – unsecured	1,249	1,502
	72,532	73,767
Commercial business	75,496	79,909
Total loans	594,856	594,798
Less:
Unamortized discounts	17	19
Net deferred loan costs	(535)	(463)
Allowance for loan losses	8,686	9,311
Total loans receivable, net	$586,688	585,931
Commitments to originate or purchase loans	$13,183	24,692
Commitments to deliver loans to secondary market	$7,289	5,629
Weighted average contractual rate of loans in portfolio	4.83%	4.56%

Included in total commitments to originate or purchase loans are fixed rate loans aggregating
$11.0
million and
$18.1
million as of
December 31, 2018
and
2017,
respectively. The interest rates on these loan commitments ranged from
4.125%
to
6.375%
at
December 31, 2018
and from
3.375%
to
5.210%
at
December 31, 2017.

The aggregate amount of loans to executive officers and directors of the Company was
$0.1
million,
$0.1
million and
$0.2
million at
December 31, 2018,
2017
and
2016,
respectively. There was
no
activity during
2018
on loans to executive officers and directors. There was
no
activity during
2017
and
2016
other than the
$0.1
million and
$2.5
million in loans reclassified during the respective periods due to a change in borrower classification. All loans were made in the ordinary course of business on normal credit terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties.

At
December 31, 2018,
2017
and
2016,
the Company was servicing loans for others with aggregate unpaid principal balances of
$480.6
million,
$471.4
million and
$425.5
million, respectively.

The Company originates residential, commercial real estate and other loans primarily in Minnesota, Wisconsin and Iowa. At
December 31, 2018
and
2017,
the Company had in its portfolio single family residential loans located in the following states:

	201 8		2017
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$2,778	2.5%	$3,605	3.4%
Minnesota	98,505	89.0	90,345	84.4
Missouri	0	0.0	1,841	1.7
Wisconsin	8,105	7.3	9,894	9.3
Other states (1)	1,310	1.2	1,320	1.2
Total	$110,698	100.0%	$107,005	100.0%

(1) Amounts under one million dollars in both years are included in “Other states”.

At
December 31, 2018
and
2017,
the Company had in its portfolio commercial real estate loans located in the following states:

	201 8		2017
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Alabama	$0	0.0%	$1,742	0.5%
Florida	4,795	1.4	2,790	0.9
Idaho	3,171	0.9	3,371	1.0
Indiana	3,031	0.9	3,374	1.0
Iowa	7,563	2.3	4,755	1.4
Minnesota	238,397	70.9	232,991	69.8
North Carolina	5,442	1.6	5,996	1.8
North Dakota	1,043	0.3	1,093	0.3
Ohio	1,566	0.5	1,680	0.5
Pennsylvania	1,914	0.6	2,056	0.6
Wisconsin	67,196	20.0	72,510	21.7
Other states (1)	2,012	0.6	1,759	0.5
Total	$336,130	100.0%	$334,117	100.0%

(1) Amounts under one million dollars in both years are included in “Other states”.